Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 3,941	$ 3,737	$ 3,771
Interest expense		809	757	932
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		3,376	3,264	3,256
Interest expense		703	652	814
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		84	87	98
Other [member]
Analysis Of Income And Expense [line items]
Interest income		481	386	417
Interest expense		$ 106	$ 105	$ 118

[1]	Interest income included $3.5 billion for the quarter ended January 31, 2022 (October 31, 2021: $3.4 billion; January 31, 2021: $3.4 billion) calculated based on the effective interest rate method.